ACCOUNTS RECEIVABLE AND OTHER - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of acquired receivables [line items]
Contract assets	$ 632,000,000	$ 682,000,000
Disposals, Sustainable Resources	0	(270,000,000)
Additions	$ 75,000,000	$ 77,000,000
Sustainable Resources [Member] | At fair value
Disclosure of acquired receivables [line items]
Terminal Capitalization Rate	4.60%	6.10%
Termination valuation date	18 years	21 years
Terminal Capitalization Rate	4.60%	6.10%
Termination valuation date	18 years	21 years